Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
NOTE N—INCOME TAXES
The income tax provisions included in the consolidated statements of income are summarized as follows:

	Year Ended December 31
(In thousands)	2023	2022	2021
Current expense:
Federal	$84,441	$86,799	$76,574
State	15,972	16,244	14,516
Deferred expense:
Federal	(2,053)	(6,016)	2,742
State	(868)	(871)	1,283

Total income taxes	$97,492	$96,156	$95,115

The following is a reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate to income before income taxes:

	Year Ended December 31
(Dollars in thousands)	2023		2022		2021
	Amount	%	Amount	%	Amount	%
Tax on income before taxes at statutory federal rate	$97,399	21.0%	$99,914	21.0%	$97,199	21.0%
Plus: State income taxes net of federal tax benefits	11,847	2.6	12,431	2.6	11,520	2.5

	109,246	23.6	112,345	23.6	108,719	23.5
Increase (decrease) resulting from:
Tax-exempt interest income	(2,974)	(0.6)	(3,477)	(0.7)	(3,303)	(0.7)
Tax credits	(15,196)	(3.3)	(14,326)	(3.0)	(11,893)	(2.6)
Other items-net	6,416	1.3	1,614	0.3	1,592	0.4

Income taxes	$97,492	21.0%	$96,156	20.2%	$95,115	20.6%

For year ended 2023, United incurred a federal income tax benefit of $1,608,000 as compared to federal income expense of $287,000, and $587,000 for the years ended 2022 and 2021, respectively, applicable to the sales and calls of securities. Income taxes paid approximated $106,083,
0
0
0,
$93,680,
0
0
0,
and $101,227
,
0
0
0

in 2023, 2022 and 2021, respectively. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. At December 31, 2023, United had no federal or state net operating loss carryforwards.
Taxes not on income, which consists mainly of business franchise taxes, were $16,202,000, $13,537,000, and $12,412,000, for the years ended December 31, 2023, 2022 and 2021, respectively. These amounts are recorded in other expense in the Consolidated Statements of Income.
Significant components of United’s deferred tax assets and liabilities (included in other assets in the Consolidated Balance Sheets) at December 31, 2023 and 2022 are as follows:

(In thousands)	2023	2022
Deferred tax assets:
Allowance for credit losses	$70,818	$65,453
Accrued benefits payable	18,287	17,333
Other accrued liabilities	2,857	655
Unrealized loss on securities available for sale	84,683	109,185
Other real estate owned	512	531
Lease liabilities under operating leases	21,642	17,650
Deferred mortgage points	2,081	4,094

Total deferred tax assets	200,880	214,901

Deferred tax liabilities:
Premises and equipment	8,789	6,707
Right-of-use assets under operating leases	20,267	16,576
Pension plan accruals	7,251	5,858
Derivatives	12,137	16,104
Purchase accounting intangibles	5,940	5,241
Other	1,497	365

Total deferred tax liabilities	55,881	50,851

Net deferred tax assets	$144,999	$164,050

At December 31, 2023 and 2022, United believes that all of the deferred tax amounts shown above are more likely than not to be realized based on an assessment of all available positive and negative evidence and therefore no valuation allowance has been recorded.
In accordance with ASC Topic 740, “Income Taxes,” United records a liability for uncertain income tax positions based on a recognition threshold of more-likely-than-not,
and a measurement attribute for all tax positions taken on a tax return, in order for those tax positions to be recognized in the financial statements.
Below is a reconciliation of the total amounts of unrecognized tax benefits:

	December 31
(In thousands)	2023	2022
Unrecognized tax benefits at beginning of year	$2,521	$1,667
Increase in unrecognized tax benefits as a result of tax positions taken during the current period	242	1,423
Decreases in the unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(164)	(569)

Unrecognized tax benefits at end of year	$2,599	$2,521

The entire amount of unrecognized tax benefits, if recognized, would impact United’s effective tax rate. Over the next 12 months, the statute of limitations will close on certain income tax returns. However, at this time, United cannot reasonably estimate the amount of tax benefits, if any, it may recognize over the next 12 months.
United is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2020, 2021 and 2022 and certain State Taxing authorities for the years ended December 31, 2020 through 2022.
As of December 31, 2023, and 2022, the total amount of accrued interest related to uncertain tax positions was $747,000 and $525,000, respectively. United accounts for interest and penalties related to uncertain tax positions as part of its provision for federal and state income taxes. No interest or penalties were recognized in the results of operations for the years of 2023, 2022 and 2021.